SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2011
SHARE-BASED COMPENSATION.
SHARE-BASED COMPENSATION

17.                              SHARE-BASED COMPENSATION

Share options

On January 25, 2006, the Company adopted the 2006 Employee Share Option Plan (the “2006 Plan”) for the granting of share options to employees and nonemployees to reward them for services to the Company and to provide incentives for future service.  The share options expire ten years from the date of grant.

On April 1, 2011, the Company adopted the 2011 Employee Share Option Plan (the “2011 Plan”) for the granting of share options to employees and nonemployees to reward them for services to the Company and to provide incentives for future service.  The share options expire ten years from the date of grant.

Option to employees and directors

On June 30, 2009, the Company granted 911,950 share options to employees at an exercise price of $1.5 per share.

On January 1, 2010 and July 1, 2010, the Company granted 110,000 and 939,000 share options to employees at an exercise price of $2.2 and $2.8 per share, respectively.

On January 1, 2011, February 14, 2011, March 3, 2011, July 1, 2011 and October 1, 2011, the Company granted 3,726,200, 700,000, 684,500, 2,689,200 and 375,000 share options to employees at an exercise price of $5.2, $5.2, $6.0, $12.94 and $10.89 per share, respectively.

On July 1, 2011, the Company granted 40,000 share options to two directors at an exercise price of $9.67 per share.

Option to nonemployees

During the year ended December 2009, the Company did not grant any share options to nonemployees.

On July 1, 2010, the Company granted 4,100,000 share options to nonemployees for consulting and investment advisory services of four years at an exercise price of $2.8 per share.

On January 1 and March 3, 2011, the Company granted 60,000 and 20,000 share options to nonemployees for consulting and investment advisory services of three or four years at an exercise price of $5.2 and $6.0 per share, respectively.

Option exercise

The option shall be exercisable by giving notice in writing to the Company stating that the option is exercised and the number of shares in respect of which it is exercised.  Any such notice must be accompanied by a remittance for the full amount of the exercise price for the shares in respect of which the notice is given.

Vesting of options

The option will vest when the service conditions are met.  In addition, according with the 2006 Plan, one of the Exit events, described in “Termination of Option” below, shall happen.

In accordance with the vesting schedules set out in the 2006 Plan, 1/4 of the options granted will be vested on each anniversary from the date of grant subject to the occurrence of one of the Exit events. Under the 2011 Plan, the Plan administrator (compensation committee) has the authority to determine the schedule for vesting.

Termination of option

Both under the 2006 and the 2011 Plan, the option may not be exercised until vested.  Once vested, the option may be exercised in whole or any part, at any time.  However, an option will be forfeited, if the grantee ceases to be an employee.

Furthermore, in accordance with the 2006 Plan, an option will be forfeited, if the grantee ceases to be an employee prior to an Exit, then (i) the portion of the Option which has been otherwise vested and not exercised, and (ii) the portion of the options which has not been vested, will automatically lapse and expire.

Exit means (i) a listing, (ii) a sale of all or substantially all of the issued share capital of the Company, (iii) a sale by the Company of all or substantially all of its assets, (iv) the passing of an effective resolution or the making of an order of a competent court for the winding up of the Company.

Based on the terms above, the options will not actually vest until one of the Exit events happens and the service conditions are met.

The fair value of the options granted is estimated on the date of grant using the Black-Scholes option-pricing model with the following assumptions used.

Year ended December 31,
	2010	2011

Risk-free interest rate	3.31% - 3.73%	2.74% - 3.88%
Expected life (years)	5.15 - 5.30	5.40 - 6.35
Volatility	62.7% - 63.64%	43.10% - 57.70%
Dividend yield	—	—
Fair value of underlying ordinary shares at the grant date	1.86 - 2.58	5.01 - 14.09
Fair value of the share options at the grant date	1.01 - 1.40	2.64 - 8.15

(1)                                 Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical share price volatility of comparable companies over a period comparable to the expected term of the options.

(2)                                 Risk-free interest rate

Risk-free interest rate was estimated based on the yield to maturity of China international government bonds with a maturity period close to the expected term of the options.

(3)                                 Expected term

For the options granted to employees, as the Group did not have sufficient historical share option exercise experience, it estimated the expected term average based on a consideration of factors including contractual term and vesting period.

(4)                                 Dividend yield

The dividend yield was estimated by the Group based on its expected dividend policy over the expected term of the options.

(5)                                 Exercise price

Before closing of IPO, the exercise price of the options was determined by the Company’s Chief Executive Officer.  After closing of IPO, the exercise price shall be determined by the Compensation Committee which may be a fixed or variable price related to the closing sales price of the Shares as quoted on the principal exchange or system.

(6)                                 Fair value of underlying ordinary shares

Before closing of IPO, the estimated fair value of the ordinary shares underlying the options as of the respective grant dates was determined based on a retrospective valuation.  When estimating the fair value of the ordinary shares on the grant dates, management has considered a number of factors, including the result of a third-party appraisal and equity transactions of the Group, while taking into account standard valuation methods and the achievement of certain events.  The determination of fair value of the ordinary shares was also with the assistance of an independent valuation firm. After closing of IPO, the fair value of the ordinary shares is determined as the closing sales price of the Shares as quoted on the principal exchange or system.

The following table summarizes information regarding the share options granted:

		Fair value per		Intrinsic value
		ordinary share	Exercise price	per option
Grant date	Options granted	at the grant date	per option	at the grant date

June 30, 2009	911,950	$1.09	$1.50	—
January 1, 2010	110,000	$1.80	$2.20	—
July 1, 2010	5,039,000	$2.58	$2.80	—
January 1, 2011	3,786,200	$5.01	$5.20	—
February 14, 2011	700,000	$6.60	$5.20	$981
March 3, 2011	704,500	$7.21	$6.00	$849
July 1, 2011	2,689,200	$14.09	$12.94	$3,102
July 1, 2011	40,000	$14.09	$9.67	$177
October 1, 2011	375,000	$10.89	$10.89	—
Total	14,355,850

		Weighted average
		exercise price
	Number of options	per option

Outstanding at January 1, 2009	578,060	$0.65
Granted	911,950	1.5
Exercised	(578,060)
Forfeited	(15,900)
Outstanding at December 31, 2009	896,050	1.5
Granted	5,149,000	2.8
Exercised	—
Forfeited	(131,100)
Outstanding at December 31, 2010	5,913,950	2.6
Granted	8,294,900	8.1
Exercised	(31,172)
Expired	(3,499)
Forfeited	(487,600)
Outstanding at December 31, 2011	13,686,579	5.8
Vested and exercisable at December 31, 2011	3,063,972	$3.3

The 578,060 share options outstanding at January 1, 2009 represented the share options granted in 2006 to a third party consulting company for its investment advisory service in connection with the Company’s issuance of Series B shares.  The fair value of the share options at the grant date was $0.24, which was determined by the Company.  The amount of $140 was recorded as part of the issuance cost of Series B shares.  The share options were exercised in October 2009.  However, due to legal and administrative reasons, the ordinary shares in relation to the 578,060 share options were not issued as of December 31, 2009 and reflected as shares to be issued in equity on the consolidated balance sheets.  The shares were subsequently issued in April 2010.

The following table summarizes information with respect to share options outstanding as of December 31, 2011:

	Options outstanding				Options exercisable
		Weighted		Aggregate			Aggregate
		average		intrinsic			intrinsic
		remaining	Exercise	value as of		Exercise	value as of
	Number	contractual	price	December 31,	Number	price per	December 31,
	outstanding	term	per option	2011	exercisable	option	2011

June 30, 2009	790,803	7.5 years	$1.50	$7,086	391,922	$1.50	$3,512
January 1, 2010	65,001	8.0 years	$2.20	537	30,000	$2.20	248
July 1, 2010	4,969,000	8.5 years	$2.80	38,063	1,752,250	$2.80	13,422
January 1, 2011	3,549,200	9.0 years	$5.20	18,669	889,800	$5.20	4,680
February 14, 2011	700,000	9.1 years	$5.20	3,682	—	$5.20	—
March 3, 2011	562,000	9.2 years	$6.00	2,507	—	$6.00	—
July 1, 2011	2,637,575	9.5 years	$12.94	—	—	$12.94	—
July 1, 2011	40,000	9.5 years	$9.67	32	—	$9.67	—
October 1, 2011	373,000	9.7 years	$10.89	—	—	$10.89	—
Total	13,686,579			$70,576	3,063,972		$21,862

Under the 2006 Plan, the options would not vest until both the service and performance condition, i.e., one of the Exit events happens. Therefore, the Group did not record any compensation expenses in the consolidated statements of operation for share options granted to employees prior to the completion of IPO which is one of the Exit events. Upon the completion of IPO in 2011, there were 229,988 share options became vested in accordance with the vesting term under 2006 Plan, and accordingly, $21,229 share based compensation expense were recorded in connection with the vesting of such share options and the remeasurement of share options granted to the nonemployees that the measurement date is not fixed. The Group recognized nil, nil, and $34,504 share-based compensation expense for the years ended December 31, 2009, 2010 and 2011, respectively.

As of December 31, 2011, there was $51,527 unrecognized share-based compensation expense relating to share options. The expense is expected to be recognized over a weighted-average remaining vesting period of 2.6 years.

Nonvested shares

On January 19, 2006, the Company’s shareholder, Young Vision, the Series A shareholder and certain other parties entered into the Share Incentive Agreement, pursuant to which, Young Vision allocated a total of 18,086,101 ordinary shares of the Company to an equity incentive pool designed to award employees and consultants of the Group in accordance with the Employee Share Vesting Scheme (the “2006 Share Plan”), of which 9,951,000 shares were granted before January 1, 2008.  In addition, in January 2010, the Company issued 3,517,544 nonvested shares in connection with certain 2009 acquisitions.

In February 2011, Young Vision transferred 11,826,000 and 5,550,654 ordinary shares in the equity incentive pool to Sino Honor Limited and Strengthen Goal Limited, respectively.

The nonvested shares granted or vested in accordance with the 2006 Share Plan will, be held by Young Vision and all rights (including without limitation, the voting rights and the right to receive the share certificates) attached to such shares will be exercised by Young Vision at its sole and absolute discretion, except that the grantee shall have the right to all the monetary benefits deriving from the shares vested when the shares are disposed of in accordance with the Share Plan.  Since the unvested nonvested shares are entitled to the same rights (including nonforfeitable dividend rights) and obligations as ordinary shares, these shares are considered participating securities.

The nonvested shares granted under the 2006 Share Plan shall vest (i) 15 per cent of the aggregate number of Shares 12 months after the start of vesting period; (ii) 20 per cent of the aggregate number of Shares 24 months after the start of vesting period; (iii) 30 per cent of the aggregate number of Shares so granted 36 months after the start of vesting period; and (iv) 35 per cent of the aggregate number of Shares 48 months after the start of vesting period.

However, all nonvested shares to any grantee shall also be subject to the Company’s rights to repurchase at an aggregate repurchase price of RMB1.00, if the grantee terminated his/her employment with the Group: (a) in all, on or before the second anniversary of the start of vesting period; (b) 50% of otherwise vested nonvested shares, after the second anniversary but before the fourth anniversary of the start of vesting period; or (c) no shares, after the fourth anniversary of the start of vesting period.

The nonvested shares granted under the 2011 Plan shall vest based on service, or any other criteria selected by the compensation committee.  If the grantee terminated his/her service (“Termination of Service”) with the Group, the Group shall have the right to repurchase the unvested nonvested shares.

Termination of Service means (i) As to a Consultant, the time when she/he is terminated for any reason, (ii) As to a non-employee director, the time when non-employee director ceases to be a director for any reason, (iii) As to an employee, the time when the employee-employer relationship is terminated for any reason.  However, all terminations shall exclude simultaneously commences or remains in employment or service with the Company, any subsidiaries or VIEs and VIE’s subsidiaries in others way.

The following table summarizes information regarding the nonvested shares granted:

		Weighted average
		fair value per
	Number of	nonvested share
	nonvested shares	at the grant date(i)

Outstanding at January 1, 2009	6,282,950
Granted	6,064,044	$1.42
Vested	(766,600)
Forfeited	(522,175)
Outstanding at December 31, 2009	11,058,219
Granted	1,670,000	$1.80
Vested	(1,379,985)
Forfeited	(214,640)
Outstanding at December 31, 2010	11,133,594
Granted	3,255,976	$7.76
Vested	(5,824,709)
Forfeited	(380,610)
Outstanding at December 31, 2011	8,184,251
Vested and to be transferred to grantees at December 31, 2011	12,241,769

(i)                                     The fair value of the underlying ordinary shares is the same as the fair value of the nonvested shares when calculating the weighted average fair value per nonvested share at the grant date.

Before closing of IPO, the fair value of the nonvested shares was determined at the grant dates by the Group with the assistance of an independent valuation firm. After closing of IPO, the fair value of the nonvested shares was determined by the closing sales price of the shares as quoted on the principal exchange or system.  The Group recognized $1,924, $4,006, and $13,485 share based compensation expense for the years ended December 31, 2009, 2010 and 2011, respectively.

Included in the total number of nonvested shares granted during the years ended December 31, 2009 and 2010, 799,000 and 20,000 shares were granted to hire certain key technical persons and in the year ended December 31, 2009, 2,797,544 shares were granted to certain employees or shareholders of The World Brower and other acquirees, who after the acquisitions of those entities, became the employees of the Company.

Above nonvested shares granted to hire certain key technical persons or for acquisitions vest over five years and are subject to the Company’s rights to repurchase at an aggregate repurchase price of RMB1.00, if (a) the key employee terminated his/her employment with the Group at any time before third anniversary of the employment commencement date; or (b) the key employee breaches his/her non-competition and confidentiality obligations to the Company and the employment agreement at any time before the second anniversary of the date on which key employee ceases their employment.

As of December 31, 2011, total unrecognized compensation expense relating to the nonvested shares was $19,649.  The expense is expected to be recognized over a weighted average period of 2.53 years using the graded vesting attribution method.